Acquisitions/Dispositions (Details Narrative) (10K)						6 Months Ended			12 Months Ended
	Dec. 24, 2015 USD ($)	Dec. 04, 2015 USD ($) $ / shares	Nov. 13, 2013 shares	Feb. 15, 2013 Strips $ / shares	May 23, 2011 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Oct. 19, 2015 USD ($)	Jan. 02, 2014 USD ($)	Dec. 31, 2013 USD ($)
Earn out payments amount payable in shares of common astock						$ 193,000			$ 307,000				$ 514,000
Contingent earn-out liability						$ 27,300
Preferred stock, par or stated value per share | $ / shares						$ 0.01			$ 0.01	$ 0.01
Proceeds from issuance of convertible secured promissory note						$ 1,900,000			$ 5,900,000
Conversion of promissory notes into common stock						1,914,000	$ 1,781,000		3,842,000	$ 1,394,000
Net loss						(6,470,000)			(12,043,000)	(7,561,000)
Revenue						2,890,000			8,323,000	4,124,000
Microfluidic Acquisition [Member]
Earn out payments amount payable in shares of common astock										$ 2,000,000		$ 2,000,000
Earn out cap amount per share | $ / shares										$ 8.00
Percentage of common stock outstanding threshold										19.99%
Contingent earn-out consideration amount					$ 750,000
Microfluidic Acquisition [Member] | Two Individuals [Member]
Percentage of combined ownership interest					68.00%
Microfluidic Acquisition [Member] | Two Individuals [Member] | Maximum [Member]
Earn out cap amount per share | $ / shares					$ 8.00
Thermomedics, Inc [Member]
Earn out payments amount payable in shares of common astock						484,000			484,000
Contingent earn-out liability						184,000			184,000
Original purchase price of acquisition in cash						175,000			175,000
Fair value of contingent consideration						184,000			184,000
Thermomedics, Inc [Member] | Series J Preferred Stock [Member]
Earn out payments amount payable in shares of common astock									125,000
Original purchase price of acquisition in cash						125,000
Percentage of option to redeem shares of preferred stock		100.00%
Preferred stock, par or stated value per share | $ / shares		$ 1,000
Percentage of arithmetic average of VWAP of common stock		100.00%
Thermomedics, Inc [Member] | 2016 [Member]
Contingent earn-out consideration amount						750,000			750,000
Thermomedics, Inc [Member] | 2017 [Member]
Contingent earn-out consideration amount						750,000			750,000
Thermomedics, Inc [Member] | December 31, 2016 [Member]
Earn out payments amount payable in shares of common astock						$ 187,000			$ 187,000
Percentage of earn out payments in cash						25.00%			25.00%
Percentage of earn out payments in shares						75.00%			75.00%
Number of shares issued during the period | shares						563			563
Thermomedics, Inc [Member] | December 31, 2017 [Member]
Earn out payments amount payable in shares of common astock						$ 187,000			$ 187,000
Percentage of earn out payments in cash						25.00%			25.00%
Percentage of earn out payments in shares						75.00%			75.00%
Number of shares issued during the period | shares						563			563
E-N-G Mobile Systems, Inc [Member]
Earn out payments amount payable in shares of common astock									$ 111,000
Contingent earn-out consideration amount									912,000
Contingent earn-out liability						$ 17,924			123,000
Original purchase price of acquisition in cash									750,000
Fair value of contingent consideration									123,000
Proceeds from issuance of convertible secured promissory note									150,000
Conversion of promissory notes into common stock									50,000
E-N-G Mobile Systems, Inc [Member] | Sales Revenue, Net [Member]
Percentage of revenue actually recognized	5.00%
E-N-G Mobile Systems, Inc [Member] | Seller [Member]
Original purchase price of acquisition in cash	$ 750,000
Proceeds from issuance of convertible secured promissory note	150,000
Thermomedics, Inc and E-N-G Mobile Systems, Inc [Member]
Contingent earn-out liability						193,000			$ 307,000
Net loss		$ 120,000
Revenue	$ 30,000
VeriTeQ Acquisition Corporation [Member]
Number of shares issued during the period | shares			300,000
Note accrued interest rate										10.00%
Number of warrants to purchase of common stock | shares									300,000
Warrants price per share | $ / shares									$ 2.84
Warrant Term									5 years
Additional debt amount									$ 205,000
Warrants value									852,000
Debt conversion price percentage										40.00%
Debt funded amount									140,000	$ 60,000
Debt original amount							$ 852,000	$ 728,827	728,827
Debt principal amount						$ 781,635			222,115	$ 200,000
Outstanding convertible notes receivable									465,388
Accrued interest receivable									43,273
Convertible note receivable original value									5,000
Warrants realized income									335,600
Indebtedness											$ 2,100,000
Smart Glucose Meter Corp [Member]
Potential royalty on future income				200000000.00%
Number of strips per year | Strips				1,000
Consideration for rights and licenses									$ 2,000,000
Smart Glucose Meter Corp [Member] | Maximum [Member]
License revenue per strip | $ / shares				$ 0.005					$ 0.0025
Consideration for rights and licenses									$ 2,000,000
Smart Glucose Meter Corp [Member] | Minimum [Member]
License revenue per strip | $ / shares				$ 0.0025					$ 0.0025
Consideration for rights and licenses									$ 1,000,000